SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow
             -----------------------------------------------
Address:     36 Old King's Highway South
             -----------------------------------------------
             Suite 300
             -----------------------------------------------
             Darien, CT  06820
             -----------------------------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
       ------------------------------------------------------------------------
Title: Director
       ------------------------------------------------------------------------
Phone: 203-655-6272
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         51
                                                ----------------------
Form 13F Information Table Value Total:         $110,656
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F Report for Quarter Ended September 30, 2002

Name of Reporting Manager:  Edward B. Goodnow
13F File No.:

Edward B. Goodnow
                                                                  FORM 13F INFORMATION TABLE
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
ALLEN TELECOM               Common    018091108  486     91000       SH               SOLE                91000
ALLEN TELECOM PFD           Common    18091207   410     10000       SH               SOLE                10000
AMPHENOL                    Common    032095101  930     30000       SH               SOLE                30000
APRIA HEALTHCARE GRP        Common    037933108  895     38000       SH               SOLE                38000
AURORA FOODS                Common    05164B106   5      7052        SH               SOLE                 7052
AVOCENT                     Common    053893103  950     71000       SH               SOLE                71000
BERKSHIRE HATHAWAY          Common    084670108 26604     360        SH               SOLE                 360
BANK OF NEW YORK            Common    064057102  575     20000       SH               SOLE                20000
BLOCKBUSTER                 Common    093679108 2232     90000       SH               SOLE                90000
BOWATER                     Common    102183100  71      2000        SH               SOLE                 2000
CALLAWAY GOLF               Common    131193104  780     75000       SH               SOLE                75000
CATALINA MARKETING          Common    148867104 4764    169650       SH               SOLE                169650
CIRCOR INTERNATIONAL        Common    17273K109  732     54600       SH               SOLE                54600
CORVEL CORP                 Common    221006109 1714     57200       SH               SOLE                57200
CREDIT ACCEPTANCE           Common    225310101 1670    203700       SH               SOLE                203700
DOLLAR GENERAL              Common    256669102 3472    258700       SH               SOLE                258700
DOUBLECLICK                 Common    258609304 1778    346000       SH               SOLE                346000
ECHOSTAR COMMUN             Common    278762109 4164    240700       SH               SOLE                240700
EXPEDIA                     Common    302125109 1975     39000       SH               SOLE                39000
FLEXTRONICS                 Common    Y2573F102  488     70000       SH               SOLE                70000
GENERAL MOTORS CL H         Common    370442832 2113    230900       SH               SOLE                230900
GYMBOREE (THE)              Common    403777105  775     47500       SH               SOLE                47500
HALLIBURTON                 Common    406216101 1681    130000       SH               SOLE                130000
HOTELS.COM CL A             Common    44147T108 5311    105000       SH               SOLE                105000
IDX SYSTEMS                 Common    449491109  434     35000       SH               SOLE                35000
INRANGE TECHNOLOGIES        Common    45769V206  140     50000       SH               SOLE                50000
INTERPOOL                   Common    46062R108 3223    268150       SH               SOLE                268150
IRON MOUNTAIN               Common    462846106 3263    130574       SH               SOLE                130574
KEANE                       Common    486665102 1114    165000       SH               SOLE                165000
LIBERTY MEDIA A             Common    530718105 3740    520832       SH               SOLE                520832
LIFELINE SYSTEMS            Common    532192101 2633    119700       SH               SOLE                119700
LINCARE HOLDINGS            Common    532791100 2626     84600       SH               SOLE                84600
LOWES                       Common    548661107 1950     47100       SH               SOLE                47100
MAXTOR                      Common    577729205  429    164500       SH               SOLE                164500
MILLIPORE                   Common    601073109  445     14000       SH               SOLE                14000
NAUTILUS GROUP              Common    63910B102  371     19000       SH               SOLE                19000
ORTHODONTIC CENTERS         Common    68750P103 3285    307000       SH               SOLE                307000
Precision Castparts         Common    740189105  217     10000       SH               SOLE                10000
PRE-PAID LEGAL SVCS         Common    740065107 3869    194600       SH               SOLE                194600
PRIME HOSPITALITY           Common    741917108  464     56600       SH               SOLE                56600
PROBUSINESS                 Common    742674104 1537    242800       SH               SOLE                242800
SEALED AIR                  Common    81211K100 2615    156100       SH               SOLE                156100
SPS Tech                    Common    784626103  249     10000       SH               SOLE                10000
SPX                         Common    784635104 2198     21800       SH               SOLE                21800
STANCORP FINANCIAL          Common    852891100  402     7600        SH               SOLE                 7600
TELEPHONE AND DATA          Common    879433100  404     8000        SH               SOLE                 8000
TYCO INT'L                  Common    902124106  564     40000       SH               SOLE                40000
UNITED RENTALS              Common    911363109  253     30000       SH               SOLE                30000
UNITEDGLOBALCOM             Common    913247508  593    361500       SH               SOLE                361500
USA INTERACTIVE             Common    902984103 6066    313000       SH               SOLE                313000
WHOLE FOODS MARKET          Common    966837106 2999     70000       SH               SOLE                70000